Fees Summary	Feb. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 136,700,766.72
Previously Paid Amount	0.00
Total Fee Amount	20,928.88
Total Offset Amount	0.00
Net Fee	$ 20,928.88